As filed with the Securities and Exchange Commission on January 14, 2010

================================================================================

                                            1933 Act Registration No. 333-143964
                                             1940 Act Registration No. 811-21944

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ ]
Pre-Effective Amendment No. __                                      [ ]
Post-Effective Amendment No. 29                                     [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
Amendment No. 32                                                    [X]

                       FIRST TRUST EXCHANGE-TRADED FUND II
               (Exact name of registrant as specified in charter)
                             120 East Liberty Drive
                             Wheaton, Illinois 60187
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                        W. Scott Jardine, Esq., Secretary
                       First Trust Exchange-Traded Fund II
                            First Trust Advisors L.P.
                             120 East Liberty Drive
                             Wheaton, Illinois 60187
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[x] on February 12, 2010 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 29

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

         The sole purpose of this filing is to delay the effectiveness of Registrant's Post-Effective Amendment No. 28, as it relates to the First Trust Global IPO Index Fund, until February 12, 2010. Parts A and B of the Registrant's Post-Effective Amendment No. 12 under the Securities Act of 1933 as it relates to the First Trust Global IPO Index Fund filed on November 26, 2008, are incorporated by reference herein.

Part C - Other Information

Signatures

                       First Trust Exchange-Traded Fund II
                           PART C - OTHER INFORMATION

ITEM 28.        EXHIBITS

EXHIBIT NO.     DESCRIPTION

         (a) Declaration of Trust of the Registrant. (1)

         (b) By-Laws of the Registrant. (1)

         (c) (1) Amended and Restated Establishment and Designation of Series dated June 11, 2007. (2)

               (2) Amended and Restated Establishment and Designation of Series
                   dated July 18, 2007. (5)

               (3) Amended and Restated Establishment and Designation of Series
                   dated May 22, 2008. (8)

               (4) Amended and Restated Establishment and Designation of Series
                   dated September 15, 2008. (10)

               (5) Amended and Restated Establishment and Designation of Series
                   dated January 28, 2009. (11)

               (6) Amended and Restated Establishment and Designation of Series
                   dated August 24, 2009. (13)

         (d)   (1) Investment Management Agreement. (4)

               (2) Expense Reimbursement, Fee Waiver and Recovery Agreement. (4)

               (3) Amended Exhibit A of the Investment Management Agreement. (8)

               (4) Amended Exhibit A of the Expense Reimbursement, Fee Waiver
                   and Recovery Agreement. (8)

               (5) Amended Exhibit A of the Investment Management Agreement.
                   (10)

               (6) Amended Exhibit A of the Expense Reimbursement, Fee Waiver
                   and Recovery Agreement. (10)

               (7) Letter Agreement regarding the Expense Reimbursement, Fee
                   Waiver and Recovery Agreement dated January 28, 2009. (11)

               (8) Amended Exhibit A of the Investment Management Agreement.
                   (13)

               (9) Amended Exhibit A of the Expense Reimbursement, Fee Waiver
                   and Recovery Agreement. (13)

              (10) Letter Agreement regarding the Expense Reimbursement, Fee
                   Waiver and Recovery   Agreement dated November 5, 2009. (13)

              (11) Amended Exhibit A of the Letter Agreement regarding the
                   Expense Reimbursement, Fee Waiver and Recovery Agreement.
                   (14)

         (e)   (1) Distribution Agreement. (4)

               (2) Amended Exhibit A of the Distribution Agreement. (8)

               (3) Amended Exhibit A of the Distribution Agreement. (10)

               (4) Amended Exhibit A of the Distribution Agreement. (13)

         (f)   Not Applicable.

         (g) (1) Custody Agreement between the Registrant and The Bank of New York. (4)

               (2) Amended Schedule II of the Custody Agreement. (8)

               (3) Amended Schedule II of the Custody Agreement. (10)

               (4) Amended Schedule II of the Custody Agreement. (13)

         (h) (1) Transfer Agency Agreement between the Registrant and The Bank of New York. (4)

               (2) Administration and Accounting Agreement between the
                   Registrant and The Bank of New York. (4)

               (3) Form of Subscription Agreement. (4)

               (4) Form of Participant Agreement. (4)

               (5) Sublicense Agreement by and among First Trust DJ STOXX(R)
                   Select Dividend 30 Index Fund, STOXX Limited, and First Trust Advisors L.P. (4)

               (6) Sublicense Agreement by and among First Trust FTSE
                   EPRA/NAREIT Global Real Estate Index Fund, FTSE International Limited, and First Trust Advisors L.P. (4)

               (7) Sublicense Agreement by and among the First Trust
                   Exchange-Traded Fund II, on behalf of its series First Trust Dow Jones Global Select Dividend Index Fund, Dow Jones & Company, Inc., and First Trust Advisors L.P. (5)

               (8) IPV Calculation Agreement by and between First Trust Advisors
                   L.P. and Telekurs  (USA) Inc. (4)

               (9) Sub-IPV Calculation Agreement by and among First Trust
                   Exchange-Traded Fund II, on behalf of First Trust DJ STOXX(R) Select Dividend 30 Index Fund, and First Trust Advisors L.P. (5)

              (10) Sub-IPV Calculation Agreement by and among First Trust
                   Exchange-Traded Fund II, on behalf of First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, and First Trust Advisors L.P. (5)

              (11) Sub-IPV Calculation Agreement by and among First Trust
                   Exchange-Traded Fund II, on behalf of Dow Jones Global Select Dividend Index Fund, and First Trust Advisors L.P. (5)

              (12) Sublicense Agreement by and among First Trust Exchange-
                   Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (8)

              (13) Amended Exhibit A of the Transfer Agency Agreement. (8)

              (14) Amended Exhibit A of the Administration and Accounting
                   Agreement. (8)

              (15) Sub-IOPV Calculation Agreement by and among First Trust
                   Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, and First Trust Advisors L.P. (9)

              (16) Form of Sub-IOPV Calculation Agreement by and among First
                   Trust Exchange- Traded Fund II, on behalf of First
                   Trust ISE Global Engineering and Construction Index
                   Fund, and First Trust Advisors L.P. (10)

              (17) Sublicense Agreement by and among First Trust Exchange-
                   Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (10)

              (18) Amended Exhibit A of the Transfer Agency Agreement. (10)

              (19) Amended Exhibit A of the Administration and Accounting
                   Agreement. (10)

              (20) Amended Exhibit A of the Transfer Agency Agreement. (13)

              (21) Amended Exhibit A of the Administration and Accounting
                   Agreement. (13)

              (22) Sublicense Agreement by and between First Trust Exchange-
                   Traded Fund II and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund. (13)

         (i) (1) Opinion and Consent of Chapman and Cutler LLP dated August 30, 2007. (4)

               (2) Opinion and Consent of Bingham McCutchen LLP dated August 30,
                   2007. (4)

               (3) Opinion and Consent of Chapman and Cutler LLP dated November
                   20, 2007. (5)

               (4) Opinion and Consent of Bingham McCutchen LLP dated November
                   20, 2007. (5)

               (5) Opinion and Consent of Chapman and Cutler LLP dated January
                   28, 2008. (6)

               (6) Opinion and Consent of Chapman and Cutler LLP dated June 18,
                   2008. (8)

               (7) Opinion and Consent of Bingham McCutchen LLP dated June 18,
                   2008. (8)

               (8) Opinion and Consent of Chapman and Cutler LLP dated October
                   9, 2008. (10)

               (9) Opinion and Consent of Bingham McCutchen LLP dated October 9,
                   2008. (10)

              (10) Opinion and Consent of Chapman and Cutler LLP dated January
                   28, 2009. (11)

              (11) Opinion and Consent of Chapman and Cutler LLP dated November
                   16, 2009. (13)

              (12) Opinion and Consent of Bingham McCutchen LLP dated November
                   16, 2009. (13)

              (13) Opinion and Consent of Chapman and Cutler LLP. (14)

         (j) Consent of Independent Registered Public Accounting Firm. (14)

         (k) Not Applicable.

         (l) Not Applicable.

         (m)   (1) 12b-1 Service Plan. (4)

               (2) Letter Agreement regarding 12b-1 fees dated as of May 1,
                   2007. (4)

               (3) Letter Agreement regarding 12b-1 fees dated as of November
                   13, 2007. (5)

               (4) Amended Exhibit A of the 12b-1 Service Plan. (8)

               (5) Amended Exhibit A of the Letter Agreement regarding 12b-1 fees dated as of November  13,  2007. (8)

               (6) Amended Exhibit A of the 12b-1 Service Plan. (10)

               (7) Letter Agreement regarding 12b-1 fees dated June 18, 2008.
                   (10)

               (8) Letter Agreement regarding 12b-1 fees dated January 28, 2009.
                   (11)

               (9) Amended Exhibit A of the 12b-1 Service Plan. (13)

              (10) Letter Agreement regarding 12b-1 fees dated November 5,
                   2009. (13)

              (11) Amended Exhibit A of the Letter Agreement regarding 12b-1 fees. (14)

         (n)   Not Applicable.

         (o)   Not Applicable.

         (p) (1) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (2)

               (2) First Trust Portfolios L.P. Code of Ethics, amended on May
                   31, 2006. (2)

               (3) First Trust Funds Code of Ethics, amended on May 31, 2006.
                   (2)

               (4) First Trust Advisors L.P., First Trust Portfolios L.P. Code
                   of Ethics, amended on January   1, 2009. (12)

               (5) First Trust Funds Code of Ethics, amended on January 1, 2009.
                   (12)

         (q) (1) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess, Kristi A. Maher and Mark R. Bradley to execute the Registration Statement. (7)

               (2) Power of Attorney for Mr. Nielson authorizing James A. Bowen,
                   W. Scott Jardine, Eric F. Fess, Kristi A. Maher and Mark R. Bradley to execute the Registration Statement. (8)

               (3) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith
                   and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute the Registration Statement. (9)

               (4) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith
                   and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute the Registration Statement. (12)

---------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 21, 2007

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 23, 2007

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 24, 2007

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 30, 2007

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 20, 2007

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2008

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on May 23, 2008

(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 18, 2008

(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on September 19, 2008

(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on October 9, 2008

(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2009

(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 25, 2009

(13) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 16, 2009

(14)   To be filed by amendment


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.


ITEM 30. INDEMNIFICATION

Section 9.5 of the Registrant's Declaration of Trust provides as follows:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or subadviser to 20 mutual funds, 40 exchange-traded funds and 13 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman of the Board
                                                             of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                       Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and Managing        Chief Financial Officer and Managing Director, FTP; Chief
Director                                                     Financial Officer, BondWave LLC and Stonebridge Advisors
                                                             LLC

Robert F. Carey, Chief Investment Officer and Senior Vice    Senior Vice President, FTP
President

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave LLC and Stonebridge
                                                             Advisors LLC

Kristi A. Maher, Deputy General Counsel                      Deputy General Counsel, FTP

Erin Chapman, Assistant General Counsel                      Assistant General Counsel, FTP

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                        Assistant General Counsel, FTP

Pamela Wirt, Assistant General Counsel                       Assistant General Counsel, FTP

R. Scott Hall, Managing Director                             Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Kathleen Brown, Senior Vice President and Chief              CCO, FTP since February 2008; CCO, William Blair & Company
Compliance Officer

Elizabeth H. Bull, Senior Vice President                     Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

James M. Dykas, Senior Vice President                        Senior Vice President, FTP

Jon C. Erickson, Senior Vice President                       Senior Vice President, FTP

Ken Fincher, Senior Vice President                           Senior Vice President, FTP





NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Senior Vice President, FTP

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                        Senior Vice President, FTP

Roger F. Testin, Senior Vice President                       Senior Vice President, FTP

Kyle Baker, Vice President                                   Vice President, FTP

Christina Knierim, Vice President                            Vice President, FTP

Todd Larson, Vice President                                  Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP

Stan Ueland, Vice President                                  Vice President, FTP

Katherine Urevig, Vice President                             Vice President, FTP

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Chris Fallow, Assistant Vice President                       Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President                 Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President                    Assistant Vice President, FTP since January 2008; Vice
                                                             President, Van Kampen Asset Management and Morgan Stanley
                                                             Investment Management

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP





NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Brian Wesbury, Chief Economist                               Chief Economist, FTP

Rob Stein, Senior Economist                                  Senior Economist, FTP


ITEM 32. PRINCIPAL UNDERWRITER

(a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded AlphaDEX(R) Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

(b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND
The Charger Corporation                    General Partner                       None

Grace Partners of DuPage L.P.              Limited Partner                       None

James A. Bowen                             Managing Director/President           President, Chairman of the Board,
                                                                                 Trustee, Chief Executive Officer

Mark R. Bradley                            Chief Financial Officer; Managing     Treasurer, Chief Financial Officer
                                           Director                              and Chief Accounting Officer

Frank L. Fichera                           Managing Director                     None

Russell J. Graham                          Managing Director                     None

R. Scott Hall                              Managing Director                     None

Ronald D. McAlister                        Managing Director                     None

Richard A. Olson                           Managing Director                     None

Andrew S. Roggensack                       Managing Director                     None

W. Scott Jardine                           General Counsel                       Chief Compliance Officer and Secretary

Kristi A. Maher                            Deputy General Counsel                Assistant Secretary and Deputy
                                                                                 Chief Compliance Officer





NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Erin Chapman                               Assistant General Counsel             Assistant Secretary

Michelle Quintos                           Assistant General Counsel             None

John Vasko                                 Assistant General Counsel             None

Pamela Wirt                                Assistant General Counsel             None

Dan Affeto                                 Senior Vice President                 None

Bob Bartel                                 Senior Vice President                 None

Elizabeth H. Bull                          Senior Vice President                 None

Robert F. Carey                            Senior Vice President                 None

Patricia L. Costello                       Senior Vice President                 None

Christopher L. Dixon                       Senior Vice President                 None

Jane Doyle                                 Senior Vice President                 None

James M. Dykas                             Senior Vice President                 Assistant Treasurer

Jon C. Erickson                            Senior Vice President                 None

Ken Fincher                                Senior Vice President                 None

Wendy Flaherty                             Senior Vice President                 None

Kenneth N. Hass                            Senior Vice President                 None

Jason T. Henry                             Senior Vice President                 None

Rich Jaeger                                Senior Vice President                 None

Christian D. Jeppesen                      Senior Vice President                 None

Christopher A. Lagioia                     Senior Vice President                 None

Daniel J. Lindquist                        Senior Vice President                 Vice President

David G. McGarel                           Senior Vice President                 None

Mark R. McHenney                           Senior Vice President                 None

Mitchell Mohr                              Senior Vice President                 None





NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Paul E. Nelson                             Senior Vice President                 None

Steve R. Nelson                            Senior Vice President                 None

Robert M. Porcellino                       Senior Vice President                 None

Steven R. Ritter                           Senior Vice President                 None

Alan Rooney                                Senior Vice President                 None

Francine Russell                           Senior Vice President                 None

Brad A. Shaffer                            Senior Vice President                 None

Brian Sheehan                              Senior Vice President                 None

Andrew C. Subramanian                      Senior Vice President                 None

Mark P. Sullivan                           Senior Vice President                 None

Roger F. Testin                            Senior Vice President                 Vice President

Gregory E. Wearsch                         Senior Vice President                 None

Patrick Woelfel                            Senior Vice President                 None

Kathleen Brown                             Senior Vice President; Chief          None
                                           Compliance Officer

Jonathan Ackerhalt                         Vice President                        None

Dan Affetto                                Vice President                        None

Lance Allen                                Vice President                        None

Jeff Ambrose                               Vice President                        None

Kyle Baker                                 Vice President                        None

Carlos Barbosa                             Vice President                        None

Andrew Barnum                              Vice President                        None

Michael Bean                               Vice President                        None

Rob Biddinger                              Vice President                        None

Dan Blong                                  Vice President                        None





NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Bill Braasch                               Vice President                        None

Cory Bringle                               Vice President                        None

Mike Britt                                 Vice President                        None

Alex Brozyna                               Vice President                        None

Nathan S. Cassel                           Vice President                        None

Joshua Crosley                             Vice President                        None

Michael Dawson                             Vice President                        None

Michael Darr                               Vice President                        None

Albert K. Davis                            Vice President                        None

Daren J. Davis                             Vice President                        None

Michael DeBella                            Vice President                        None

Sean Degnan                                Vice President                        None

Robert T. Doak                             Vice President                        None

Joel D. Donley                             Vice President                        None

Brett Egner                                Vice President                        None

Stacy Eppen                                Vice President                        None

Ben Ferwerdo                               Vice President                        None

Edward Foley                               Vice President                        None

Don Fuller                                 Vice President                        None

John Gillis                                Vice President                        None

Joann Godbout                              Vice President                        None

Matt D. Graham                             Vice President                        None

William M. Hannold                         Vice President                        None

Mary Jane Hansen                           Vice President                        None

Gaby Harman                                Vice President                        None

                                     - 16 -




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Vance Hicks                                Vice President                        None

Nate Ibarra                                Vice President                        None

Ryan Issakainen                            Vice President                        None

Rich Jacquemart                            Vice President                        None

Rick Johnson                               Vice President                        None

Greg Keefer                                Vice President                        None

Tom Knickerbocker                          Vice President                        None

Christina Knierim                          Vice President                        None

Thomas E. Kotcher                          Vice President                        None

Todd Larson                                Vice President                        None

Daniel Lavin                               Vice President                        None

Michael P. Leyden                          Vice President                        None

Keith L. Litavsky                          Vice President                        None

Eric Maisel                                Vice President                        None

Grant Markgraf                             Vice President                        None

Bob Markovich                              Vice President                        None

Stephanie L. Martin                        Vice President                        None

Marty McFadden                             Vice President                        None

Nate Memmott                               Vice President                        None

Sean Moriarty                              Vice President                        None

Tom Myhre                                  Vice President                        None

John O'Sullivan                            Vice President                        None

David Pagano                               Vice President                        None

Scott Patton                               Vice President                        None

Brian K. Penney                            Vice President                        None





NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Blair R. Peterson                          Vice President                        None

Jason Peterson                             Vice President                        None

Craig Pierce                               Vice President                        None

Marisa Prestigiacomo                       Vice President                        None

Craig Prichard                             Vice President                        None

David A. Rieger                            Vice President                        None

James Rowlette                             Vice President                        None

Ronda L. Saeli                             Vice President                        None

Rikka Salrin                               Vice President                        None

Jeffrey M. Samuel                          Vice President                        None

Peter H. Sandford                          Vice President                        None

Debra K. Scherbring                        Vice President                        None

Timothy Schival                            Vice President                        None

Nim Short                                  Vice President                        None

Edward J. Sistowicz                        Vice President                        None

Cal Smith                                  Vice President                        None

Eric Stoiber                               Vice President                        None

Terry Swagerty                             Vice President                        None

Brian Taylor                               Vice President                        None

Kerry Tazakine                             Vice President                        None

Timothy Trudo                              Vice President                        None

Stanley Ueland                             Vice President                        Assistant Vice President

Bryan Ulmer                                Vice President                        None

Katherine Urevig                           Vice President                        None

Barbara E. Vinson                          Vice President                        None





NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Dan Waldron                                Vice President                        None

Jeff Westergaard                           Vice President                        None

Lewin M. Williams                          Vice President                        None

Jeffrey S. Barnum                          Assistant Vice President              None

Toby A. Bohl                               Assistant Vice President              None

Brad Bradley                               Assistant Vice President              None

Steve Claiborne                            Assistant Vice President              None

Katie D. Collins                           Assistant Vice President              None

Ann Marie Giudice                          Assistant Vice President              None

Debbie Del Giudice                         Assistant Vice President              None

Chris Fallow                               Assistant Vice President              None

Ken Harrison                               Assistant Vice President              None

Anita K. Henderson                         Assistant Vice President              None

James V. Huber                             Assistant Vice President              None

Kristen Johanneson                         Assistant Vice President              None

Daniel C. Keller                           Assistant Vice President              None

Coleen D. Lynch                            Assistant Vice President              Assistant Vice President

Robert J. Madeja                           Assistant Vice President              None

David M. McCammond-Watts                   Assistant Vice President              None

Michelle Parker                            Assistant Vice President              None

Lynae Peays                                Assistant Vice President              None

Steve Schwarting                           Assistant Vice President              None

Omar Sepulveda                             Assistant Vice President              None

John H. Sherren                            Assistant Vice President              None

Michael S. Stange                          Assistant Vice President              None





NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Lee Sussman                                Assistant Vice President              None

Christopher J. Thill                       Assistant Vice President              None

Dave Tweeten                               Assistant Vice President              None

Thomas G. Wisnowski                        Assistant Vice President              None

* All addresses are
120 East Liberty Drive,
Wheaton Illinois 60187
unless otherwise noted.

(c)    Not Applicable.


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

The Bank of New York Mellon Corporation ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 34. MANAGEMENT SERVICES

Not Applicable.


ITEM 35. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Wheaton, in the State of Illinois, on the 14th day of January, 2010.

                              FIRST TRUST EXCHANGE-TRADED FUND II



                              By: /s/ James A. Bowen
                                  -------------------------------------
                                  James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURE                                TITLE                                  DATE


                                         Treasurer, Controller and Chief        January 14, 2010
/s/ Mark R. Bradley                      Financial and Accounting Officer
----------------------------------------
    Mark R. Bradley

                                         President, Chief Executive Officer,    January 14, 2010
/s/ James A. Bowen                       Chairman and Trustee
----------------------------------------
    James A. Bowen

                                                  )
Richard E. Erickson*                     Trustee  )
                                                  )
                                                  )                             BY: /s/ James A. Bowen
Thomas R. Kadlec*                        Trustee  )                                 ---------------------
                                                  )                                 James A. Bowen
                                                  )                                 Attorney-In-Fact
Robert F. Keith*                         Trustee  )                                 January 14, 2010
                                                  )
                                                  )
Niel B. Nielson*                         Trustee  )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.